Consolidated Statement of Loss and Comprehensive Loss (cont'd) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net loss attributable to:
Ballard Power Systems Inc.	$ (8,048)	$ (21,112)
Ballard Power Systems Europe A/S non-controlling interest	0	(575)
Net loss	(8,048)	(21,687)
Total comprehensive loss attributable to:
Ballard Power Systems Inc.	0	(458)
Ballard Power Systems Europe A/S non-controlling interest	(9,393)	(21,322)
Total comprehensive loss	$ (9,393)	$ (21,780)
Basic and diluted loss per share attributable to Ballard Power Systems Inc.
Loss per share - Diluted (usd per share)	$ (0.05)	$ (0.13)
Weighted average number of ordinary shares outstanding (shares)	176,270,305	163,449,737